Taxation - Reconciliation of Accounting and Taxable Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting and taxable income
Profit before income tax from continuing operations	€ 725,842	€ 695,722	€ 712,752
Tax at 25% (28% 2015)	181,461	173,931	178,188
Permanent differences	(2,000)	17,163	8,019
Effect of different tax rates	(29,543)	40,981	14,509
Tax credits (deductions)	(18,226)	(16,092)	(20,163)
Impact related to the US tax legislation modifications		(171,169)
Prior year income tax expense	381	(8,614)	928
Other income tax expenses/(income)	(637)	(1,792)	(13,272)
Total income tax expense	€ 131,436	€ 34,408	€ 168,209
United States
Taxation
Tax rate of the companies domiciled in the U.S.A (as a percent)	22.40%
Reconciliation of accounting and taxable income
Tax rate (as a percent)	21.00%	35.00%
Impact related to the US tax legislation modifications		€ 171,000
Spain
Reconciliation of accounting and taxable income
Tax rate (as a percent)	25.00%